UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        The AllianceBernstein Portfolios
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
October 31, 2004  (unaudited)

Company                                                                Shares             Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS-99.0%
Technology-29.8%
Communications Equipment-8.8%
Corning, Inc.(a)                                                    3,183,500   $    36,451,075
Juniper Networks, Inc.(a)*                                          3,573,800        95,098,818
QUALCOMM, Inc.                                                        890,300        37,223,443
                                                                                ---------------
                                                                                    168,773,336
                                                                                ---------------

Computer Hardware/Storage-2.6%
Dell, Inc.(a)                                                       1,398,200        49,020,892
                                                                                ---------------

Computer Peripherals-1.2%
Network Appliance, Inc.(a)*                                           944,100        23,102,127
                                                                                ---------------

Computer Services-0.2%
Alliance Data Systems Corp.(a)                                         79,100         3,344,348

Computer Software-6.2%
Electronic Arts, Inc.(a)*                                             199,700         8,970,524
SAP AG (Germany)(ADR)*                                                742,700        31,676,155
Symantec Corp.(a)*                                                  1,376,300        78,366,522
                                                                                ---------------
                                                                                    119,013,201
                                                                                ---------------

Contract Manufacturing-0.1%
Flextronics International, Ltd. (Singapore)(a)*                       214,000         2,578,700
                                                                                ---------------

Semi-Conductor Capital Equipment-0.5%
Applied Materials, Inc.(a)                                            600,500         9,668,050
                                                                                ---------------

Semi-Conductor Components-6.6%
Broadcom Corp. Cl.A(a)                                              1,245,600        33,693,480
Marvell Technology Group, Ltd. (Bermuda)(a)*                        2,658,000        75,939,060
Silicon Laboratories, Inc.(a)*                                        583,600        17,490,492
                                                                                ---------------
                                                                                    127,123,032
                                                                                ---------------

Miscellaneous-3.6%
Amphenol Corp. Cl.A(a)                                              1,394,400        47,869,752
Tektronix, Inc.                                                       689,100        20,900,403
                                                                                ---------------
                                                                                     68,770,155
                                                                                ---------------
                                                                                    571,393,841
                                                                                ---------------

Finance-21.2%
Banking - Money Center-1.1%
J. P. Morgan Chase & Co.                                              537,372        20,742,559
                                                                                ---------------

Brokerage & Money Management-8.6%
Legg Mason, Inc.*                                                   1,521,050        96,906,096
Merrill Lynch & Co., Inc.                                             324,900        17,525,106
Morgan Stanley                                                        310,400        15,858,336
The Charles Schwab Corp.                                              341,000         3,120,150
The Goldman Sachs Group, Inc.*                                        333,000        32,760,540
                                                                                ---------------
                                                                                    166,170,228
                                                                                ---------------

Insurance-4.4%
American International Group, Inc.                                    807,324        49,012,640
Axis Capital Holdings, Ltd. (Bermuda)                                 392,300         9,831,038
Everest Re Group, Ltd.                                                320,300        25,422,211
                                                                                ---------------
                                                                                     84,265,889
                                                                                ---------------

                                                   ALLIANCEBERNSTEIN GROWTH FUND

Company                                                                Shares             Value
-----------------------------------------------------------------------------------------------
Miscellaneous-7.1%
Ambac Financial Group, Inc.*                                          367,300        28,671,438
Citigroup, Inc.                                                     1,501,100        66,603,807
MBNA Corp.                                                          1,571,400        40,274,982
                                                                                ---------------
                                                                                    135,550,227
                                                                                ---------------
                                                                                    406,728,903
                                                                                ---------------

Health Care-20.9%
Biotechnology-0.2%
Genentech, Inc.(a)                                                     87,700         3,992,981
                                                                                ---------------

Drugs-5.4%
Forest Laboratories, Inc.(a)                                        1,446,800        64,527,280
Teva Pharmaceutical Industries, Ltd. (Israel) (ADR)*                1,538,700        40,006,200
                                                                                ---------------
                                                                                    104,533,480
                                                                                ---------------

Medical Products-10.4%
Alcon, Inc. (Switzerland)*                                            502,200        35,756,640
Boston Scientific Corp.(a)                                            457,200        16,139,160
Patterson Cos., Inc.(a)*                                              312,800        11,730,000
St. Jude Medical, Inc.(a)*                                            547,400        41,914,418
Stryker Corp.*                                                        931,700        40,146,953
Zimmer Holdings, Inc.(a)                                              693,200        53,785,388
                                                                                ---------------
                                                                                    199,472,559
                                                                                ---------------

Medical Services-4.9%
Anthem, Inc.(a)*                                                      275,100        22,118,040
Caremark Rx, Inc.(a)*                                                 603,500        18,086,895
Stericycle, Inc.(a)                                                   201,100         9,115,863
Wellpoint Health Networks, Inc.(a)                                    449,900        43,937,234
                                                                                ---------------
                                                                                     93,258,032
                                                                                ---------------
                                                                                    401,257,052
                                                                                ---------------

Consumer Services-17.5%
Apparel-0.2%
Coach, Inc.(a)                                                         79,600         3,711,748
                                                                                ---------------

Entertainment & Leisure-2.9%
DreamWorks Animation SKG, Inc. Cl.A(a)                                 35,200         1,374,560
Harley-Davidson, Inc.*                                                929,000        53,482,530
                                                                                ---------------
                                                                                     54,857,090
                                                                                ---------------

Gaming-0.3%
International Game Technology*                                        172,600         5,702,704
                                                                                ---------------

Retail-4.8%
eBay, Inc.(a)*                                                        946,600        92,397,626
                                                                                ---------------

Retail - General Merchandise-3.5%
Bed Bath & Beyond, Inc.(a)                                            306,100        12,485,819
Best Buy Co., Inc.*                                                   108,400         6,419,448
Lowe's Cos., Inc.*                                                    399,500        22,483,860
Williams-Sonoma, Inc.(a)*                                             670,200        25,581,534
                                                                                ---------------
                                                                                     66,970,661
                                                                                ---------------

Miscellaneous-5.8%
CDW Corp.*                                                            262,500        16,282,875
Iron Mountain, Inc.(a)*                                             1,045,250        34,545,512
Strayer Education, Inc.*                                               66,600         6,462,864
Yahoo!, Inc.(a)*                                                    1,509,200        54,617,948
                                                                                ---------------
                                                                                    111,909,199
                                                                                ---------------
                                                                                    335,549,028
                                                                                ---------------

                                                   ALLIANCEBERNSTEIN GROWTH FUND

Company                                                                Shares             Value
-----------------------------------------------------------------------------------------------
Consumer Manufacturing-6.9%
Building & Related-6.9%
Centex Corp.                                                          631,000        32,774,140
D.R. Horton, Inc.*                                                  1,149,300        34,479,000
Lennar Corp. Cl.A*                                                    706,200        31,764,876
NVR, Inc.(a)*                                                          51,650        32,384,550
                                                                                ---------------
                                                                                    131,402,566
                                                                                ---------------

Multi-Industry Companies-1.3%
Danaher Corp.*                                                        431,500        23,788,595
                                                                                ---------------

Aerospace & Defense-1.0%
L-3 Communications Holdings, Inc.*                                    299,200        19,726,256
                                                                                ---------------

Energy-0.4%
Oil Service-0.4%
Baker Hughes, Inc.                                                    177,500         7,602,325
                                                                                ---------------

Total Common Stocks
(cost $1,381,827,817)                                                             1,897,448,566
                                                                                ---------------

                                                                    Principal
                                                                       Amount
                                                                        (000)             Value
SHORT-TERM INVESTMENT-1.0%
U.S. Government Obligation-1.0%
Federal Home Loan Bank Discount Note
1.69%, 11/01/04
(amortized cost $19,200,000)                                     $     19,200        19,200,000
                                                                                ---------------

Total Investments Before Security Lending Collateral-100.0%
(cost $1,401,027,817)                                                             1,916,648,566
                                                                                ---------------

                                                                       Shares             Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-19.9%
Short-Term Investment-19.9%
UBS Private Money Market Fund, LLC, 1.70%
(cost $380,548,256)                                               380,548,256       380,548,256
                                                                                ---------------

Total Investments-119.9%
(cost $1,781,576,073)                                                             2,297,196,822
Other assets less liabilities-(19.9%)                                              (381,047,666)
                                                                                ---------------
Net Assets-100%                                                                 $ 1,916,149,156
                                                                                ---------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing Security.

      Glossary of Terms:

      ADR - American Depositary Receipt



                                                   ALLIANCEBERNSTEIN GROWTH FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: December 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: December 28, 2004